Share-based payments - Fair value of option grants relating to warrants (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	Dec. 19, 2025	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Dec. 13, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023	Apr. 19, 2023
Share-based payments
Exercise price of warrants					$ 15	$ 100	$ 600	$ 4,500	$ 56,700	$ 56,700	$ 218,700	$ 218,700	$ 218,700	$ 227,340
Share-based payments expense for warrant	$ 331,191	$ 262,634	$ 331,191	$ 348,552
December 21, 2023
Share-based payments
Exercise price of warrants	$ 56,700		$ 56,700
Market price			$ 60,480
Expected volatility (%)			76.00%
Risk-free interest rate (%)			4.00%
Expected life (years)			5 years
Number of warrants outstanding	3		3
Weighted average remaining contractual life (years)			2 years 9 months 21 days
September 16, 2024
Share-based payments
Exercise price of warrants	$ 4,500		$ 4,500
Market price			$ 2,865.6
Expected volatility (%)			92.00%
Risk-free interest rate (%)			3.40%
Expected life (years)			5 years
Number of warrants outstanding	56		56
Weighted average remaining contractual life (years)			3 years 6 months 18 days
January 14, 2025
Share-based payments
Exercise price of warrants	$ 600		$ 600
Market price			$ 732
Expected volatility (%)			99.00%
Risk-free interest rate (%)			4.40%
Expected life (years)			5 years 6 months
Number of warrants outstanding	592		592
Weighted average remaining contractual life (years)			4 years 4 months 17 days
August 15, 2025
Share-based payments
Exercise price of warrants	$ 100		$ 100
Market price			$ 74.4
Expected volatility (%)			101.00%
Risk-free interest rate (%)			3.60%
Expected life (years)			5 years
Number of warrants outstanding	4,382		4,382
Weighted average remaining contractual life (years)			4 years 5 months 15 days
December 19, 2025
Share-based payments
Exercise price of warrants	$ 15		$ 15
Market price			$ 10.02
Expected volatility (%)			127.00%
Risk-free interest rate (%)			3.70%
Expected life (years)			5 years
Number of warrants outstanding	40,001		40,001
Weighted average remaining contractual life (years)			4 years 9 months 21 days